UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Marcuard Family Office Ltd.
Address: Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000

Signature, Place, and Date of Signing:

/s/ Peter Stocker                   Zurich, Switzerland           1/31/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]             [Date]


Signature, Place, and Date of Signing:

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: $ 101,290
                                        ---------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                           Value      Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
SPDR S&P 500 ETF TR            TR Unit           78462F103    17,454   148,490   Sh         Sole                               None
ALEXION PHARMACEUTICALS INC    COM               015351109    12,505   186,666   Sh         Sole                               None
CABOT CORP                     COM               127055101     6,432   240,000   Sh         Sole                               None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     5,229   104,646   Sh         Sole                               None
ISHARES TR                     BARCLYS TIPS BD   464287176     4,149    36,100   Sh         Sole                               None
WISDOMTREE TR                  EM LCL DEBT FD    97717X867     3,382    69,100   Sh         Sole                               None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     3,343    32,150   Sh         Sole                               None
ISHARES INC                    MSCI AUSTRALIA    464286103     3,341   157,277   Sh         Sole                               None
ISHARES INC                    MSCI EMERG MKT    464287234     3,233    86,020   Sh         Sole                               None
ISHARES INC                    MSCI JAPAN        464286848     3,161   331,390   Sh         Sole                               None
POWERSHARES ETF TRUST          ENERGY SEC POR    73935X385     2,877    85,050   Sh         Sole                               None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     2,686    47,065   Sh         Sole                               None
ISHARES TR                     S&P 500 INDEX     464287200     2,653    22,500   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,513    69,070   Sh         Sole                               None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     2,496    59,200   Sh         Sole                               None
ISHARES TR                     MSCI ACJPN IDX    464288182     2,263    45,670   Sh         Sole                               None
ISHARES TR                     S&P 1500 INDEX    464287150     2,087    39,200   Sh         Sole                               None
ISHARES TR                     JPMORGAN USD      464288281     1,951    18,500   Sh         Sole                               None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105     1,723    63,600   Sh         Sole                               None
ISHARES TR                     S&P EURO PLUS     464287861     1,595    48,390   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838     1,459    78,020   Sh         Sole                               None
MARKET VECTORS ETF TR          MINOR METALS      57060U472     1,437    85,000   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,370    73,000   Sh         Sole                               None
ISHARES INC                    MSCI SWITZERLD    464286749     1,370    62,000   Sh         Sole                               None
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,264    14,950   Sh         Sole                               None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104     1,243    22,455   Sh         Sole                               None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108     1,188        11   Sh         Sole                               None
RYDEX ETF TRUST                S&P 500 2X ETF    78355W783     1,051    30,000   Sh         Sole                               None
ISHARES TR                     RUSSELL 2000      464287655       763    11,259   Sh         Sole                               None
ISHARES INC                    MSCI BRAZIL       464286400       761    13,685   Sh         Sole                               None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       732    15,900   Sh         Sole                               None
CELSION CORPORATION            COM NEW           15117N305       669   231,405   Sh         Sole                               None
VALE S A                       ADR               91912E105       658    26,800   Sh         Sole                               None
MARKET VECTORS ETF TR          URAN NUCLR ENRGY  57060U704       440    25,000   Sh         Sole                               None
LAS VEGAS SANDS CORP           COM               517834107       335     7,500   Sh         Sole                               None
ISHARES TR                     DJ SEL DIV INX    464287168       290     5,900   Sh         Sole                               None
MCDONALDS CORP                 COM               580135101       269     3,000   Sh         Sole                               None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       252     3,500   Sh         Sole                               None
WISDOMTREE TRUST               DIV EX-FINL FD    97717W406       240     5,000   Sh         Sole                               None
AMAZON COM INC                 COM               023135106       224     1,000   Sh         Sole                               None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506       202     7,360   Sh         Sole                               None